Loan Payables	12 Months Ended
Dec. 31, 2024
Loan Payables [Abstract]
LOAN PAYABLES

NOTE 14 – LOAN PAYABLES

As of December 31, 2024 and 2023, loan payables consisted of the following.

	2024	2023

Loan payable	$479,498	$493,159
Non-current loan payable	2,054,992	2,113,539
Total	$2,534,490	$2,606,698

On January 21, March 28 and June 14, 2022, the Company entered into three loans of RMB15,000,000 ($2,054,992), RMB1,500,000 ($205,499) and RMB3,500,000 ($479,498) from a third party, carrying interest at 12%. The RMB15,000,000 loan was extended to January 21, 2028. The RMB3,500,000 loan was extended to June 14, 2025. The RMB1,500,000 loan was repaid prior to December 31, 2022. The change in the carrying value of these outstanding loans from $2,606,698 in 2023 to $2,534,490 in 2024 was due mainly to currency translation.

The interest expense for the years ended December 31, 2024, 2023 and 2022 was $308,518, $313,861 and $285,353, respectively.